INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
U.S. Federal:
Current	$ 0	$ 0
Deferred	(10,559,507)	(5,279,080)
State and local:
Current	0	0
Deferred	(914,239)	(337,066)
Deferred Income Tax Expense (Benefit)	(11,473,746)	(5,616,146)
Change in valuation allowance	11,473,746	5,616,146
Income tax provision	$ 0	$ 0